Share-based payments - Assumptions used to determine the fair value of option grants (Details)	Jan. 22, 2022 Y $ / shares	Sep. 21, 2021 Y $ / shares	Jul. 14, 2021 Y $ / shares	May 14, 2021 Y $ / shares	Feb. 23, 2021 Y $ / shares	Nov. 24, 2020 Y $ / shares	Oct. 23, 2020 Y $ / shares	May 27, 2020 Y $ / shares
May 27,2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price								$ 3.70
Market Price								$ 3.70
Expected volatility								84.00%
Risk-free interest rate								0.40%
Expected life | Y								5
May 27,2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price								$ 2.78
Market Price								$ 3.70
Expected volatility								84.00%
Risk-free interest rate								0.40%
Expected life | Y								5
October 23, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price							$ 3.70
Market Price							$ 3.70
Expected volatility							97.00%
Risk-free interest rate							0.40%
Expected life | Y							5
November 24, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price						$ 16.29
Market Price						$ 13.03
Expected volatility						101.00%
Risk-free interest rate						0.40%
Expected life | Y						5
February 23, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price					$ 15.75
Market Price					$ 15.05
Expected volatility					103.00%
Risk-free interest rate					0.60%
Expected life | Y					5
May 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 8.98
Market Price				$ 9.06
Expected volatility				105.00%
Risk-free interest rate				0.80%
Expected life | Y				5
July 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 9.25
Market Price			$ 9.01
Expected volatility			105.00%
Risk-free interest rate			0.70%
Expected life | Y			5
September 21, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 8.85
Market Price		$ 8.58
Expected volatility		106.00%
Risk-free interest rate		0.90%
Expected life | Y		5
January 22, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.65
Market Price	$ 5.52
Expected volatility	107.00%
Risk-free interest rate	1.50%
Expected life | Y	5